Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2024	$ 1,488,075
2025	2,456,025
2026	2,216,393
2027	2,149,220
2028	1,971,789
Thereafter	5,508,510
Total lease payments	15,790,012
Less: imputed interest	(2,410,487)
Present value of lease liabilities	$ 13,379,525	$ 13,889,443